NOTES PAYABLE (Details Narrative) - USD ($)								12 Months Ended
	Dec. 31, 2022	Oct. 27, 2022	May 24, 2022	Feb. 14, 2022	Dec. 29, 2021	Dec. 17, 2021	Sep. 16, 2021	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Change in fair value of warrant liabilities									$ 497,759
Net proceeds								$ 400,000	2,620,000
New issues		$ 1,002,100				$ 191,466		2,100
Issuance of ordinary shares from conversion and exercise of warrants, shares	547,445	40,000
Amortization of debt discount								$ 515,625	446,774
September Promissory Note [Member]
Short-Term Debt [Line Items]
Debt instrument face amount							$ 1,500,000
Maturity date							Sep. 16, 2022
Interest rate							17.00%
Fair value adjustment of warrants							$ 2,692,396
Debt instrument unamortized discount							1,500,000
Change in fair value of warrant liabilities				$ 56,758			$ 1,192,396
First December Promissory Note [Member]
Short-Term Debt [Line Items]
Debt instrument face amount					$ 200,000
Maturity date					Aug. 29, 2022
Interest rate					33.00%
Debt instrument unamortized discount					$ 30,000
Net proceeds					$ 170,000
Second December Promissory Note [Member]
Short-Term Debt [Line Items]
Maturity date					Sep. 28, 2022
Interest rate					17.00%
Loss on issuance of warrants					$ 950,000
December Promissory Note [Member]
Short-Term Debt [Line Items]
Fair value adjustment of warrants					2,756,669
Debt instrument unamortized discount					1,120,000
Change in fair value of warrant liabilities				$ 71,293	$ 1,636,669				$ 1,636,669
Promissory Note [Member]
Short-Term Debt [Line Items]
Services amount			$ 900,000
New issues			$ 400,000
Issuance of ordinary shares from conversion and exercise of warrants, shares			25,000
Four installments			$ 100,000